CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ 1,037,909	$ 4,552,959	$ 7,961,649	$ (820,786)
Adjustments to Reconcile Net Loss to Net Cash Used In Operating Activities:
Depreciation and amortization expense	181,863	166,219	352,422	274,062
Amortization of right-of-use assets	39,607	49,267	97,270	123,533
Amortization of debt discounts and accretion of debt	476,334	139,088	757,021	34,105
Lease expense	89,606	99,610	260,663	188,400
Bad debt expense			1,087,339	96,237
Write-off of investment			211,047	0
Interest on finance leases	7,333	5,250	11,576	13,759
Stock-based compensation	24,101	3,157,450	5,904,000	0
Deferred income taxes	61,111	(107,646)	(714,108)	(178,430)
Gain on extinguishment of debt	(1,004,124)	(445,636)	(606,667)	(942,029)
Change in fair value of the derivative liability	7,255	(87,869)	(193,513)	4,158
(Gain) loss on net change in fair value of equity investments	(56)	(1,318)	(2,541)	34,443
Changes in Assets and Liabilities:
Accounts receivable	(1,472,461)	(2,839,680)	(6,256,072)	(14,514,183)
Accounts receivable - related party	358,339	324,536	463,504	(1,299,818)
Inventory	(717,900)	(336,047)	(89,582)	393,154
Prepaid expenses and other current assets	468,014	(1,415,455)	(3,109,941)	(3,332,839)
Prepaid expenses and other current assets - related party	(1,150,256)	450,454	(55,657)	2,800,862
Other assets		153,055	23,294	(131,700)
Loan receivable			(2,663,676)
Accounts payable and accrued expenses	492,024	2,249,153	(3,199,770)	3,448,613
Accounts payable and accrued expenses - related party	(27,708)	195,151	624,349	(240,189)
Accrued interest	427,729	211,251	292,392	654,297
Lease liabilities	(89,247)	(71,436)	(231,900)	(217,210)
Taxes payable	(104,709)	0	622,047	584,507
Other current liabilities	(52,631)	159,132	1,005,685	(56,776)
Other liabilities	0	(20,964)	(124,247)	(59,460)
NET CASH USED IN OPERATING ACTIVITIES	(3,023,685)	(2,519,394)	(7,097,174)	(11,501,718)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from loan receivable	179,829	0	63,699	0
Purchase of property and equipment	(31,546)	(12,100)	(581,398)	(117,744)
Purchase of licenses			(309,118)
Sale of fixed assets	11,837	0
Purchase of intangible assets	(320,427)	0
NET CASH USED IN INVESTING ACTIVITIES	(160,307)	(12,100)	(826,817)	(117,744)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of convertible note payable		(362,000)	(907,000)	(593,000)
Proceeds from convertible note payable	0	100,000	600,000	497,000
Payment of related party note payable				(996,136)
Payment of note payable	(2,476,350)	(20,000)	(512,561)	(5,230,725)
Proceeds from note payable	349,716		591,500	16,556,710
Payment of related party loan	469,384	125,589	(139,594)	(149,695)
Proceeds from related party loan	545,341	2,811,062	7,424,164	721,723
Payment of lines of credit	(11,363,636)	(12,189,057)	(24,006,784)	(18,428,823)
Proceeds from lines of credit	11,700,459	12,311,882	24,437,020	20,369,291
Purchase of treasury stock			(376,863)	(200,000)
Proceeds from issuance of Series A Preferred Stock	5,452,300	0
Payments of finance lease liability	(46,677)	(51,427)	(92,105)	(85,804)
Financing fees	(218,572)	0
Proceeds from sale of treasury stock		250,000	250,000	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,473,197	2,724,871	7,267,777	12,460,541
Effect of exchange rate changes on cash	(13,372)	(16,000)	314,306	(251,221)
NET CHANGE IN CASH	275,833	177,377	(341,908)	589,858
CASH AT BEGINNING OF YEAR	286,487	628,395	628,395	38,537
CASH AT END OF YEAR	562,320	805,772	286,487	628,395
Cash paid during the period:
Interest	317,449	208,565	2,059,305	955,376
Income tax	0	0	0	14,127
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Cancellation of treasury shares			171,360	0
Discounts related to beneficial conversion features of convertible debentures			294,000	0
Conversion of convertible notes payable to common stock			649,711	0
Conversion of notes payable to common stock	973,420	2,564,364	3,878,480	807,795
Deemed dividend on warrants upon conversion of convertible debt	5,788,493	0	7,633,033	0
Conversion of loans payable related party to common stock			6,600,000	0
Deemed dividend on preferred stock and warrants upon trigger of downround feature	16,669,894	0
Conversion of derivative liability to additional paid-in capital			$ 284,169	$ 0
Deemed dividend upon cumulative dividend on preferred stock	352,807	$ 0
Conversion of Series A preferred stock	2,427,693
Conversion of convertible debt	$ 38,144